Segment information (Tables)	6 Months Ended
Jun. 30, 2025
Segment information
Segment information

	Six months ended 30 June
US$thousand	2025	2024

Loss after tax	(76,686)	(102,169)
Income tax (benefit)/expense	(2,514)	7,066
Net finance costs	51,830	31,799
Net change in fair value of financial instruments	57,298	109,323
Operating profit	29,928	46,019
Depreciation and amortisation	37,882	38,365
Organisational restructuring expenses	—	988
IPO and transaction costs[1]	2,717	2,615
Other significant expenses[2]	10,693	2,582
Adjusted EBITDA	81,220	90,569

[1] related to the ASX IPO, acquisition of the CSA Copper Mine, refinancing and other investment decisions

[2] includes discretionary bonuses and share based payments that would be due if the Scheme is implemented